DISPOSITION OF BUSINESSES Disposition of Businesses	6 Months Ended
Jun. 30, 2020
Disclosure of Disposition of Businesses [Abstract]
Disposition of Subsidiaries [Text Block]
4. DISPOSITION OF BUSINESSES
a) Disposition of Colombian Regulated Distribution Operation
On January 14, 2020, Brookfield Infrastructure, alongside institutional partners (collectively the “EBSA consortium”) completed the sale of its 17% interest in a Colombian regulated distribution operation for proceeds of approximately $88 million (EBSA consortium total of approximately $495 million). Our partnership recognized a gain of $36 million (EBSA consortium total of $197 million) in the Consolidated Statement of Operating Results. The partnership’s share of accumulated revaluation surplus was $61 million which was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net losses relating to previous foreign exchange movements and cash flow hedges was $44 million which were reclassified from accumulated other comprehensive income to other (expense) income on the Consolidated Statement of Operating Results.
b) Partial Disposition of our Interest in our Chilean Toll Road Business
On February 6, 2020, Brookfield Infrastructure completed the sale of a further 33% interest in its Chilean toll road business for net proceeds of approximately $170 million. Brookfield Infrastructure will retain control over the business subsequent to the sale. As a result of the partial disposition, a gain of approximately $140 million (net of tax) and accumulated other comprehensive losses of $44 million were recognized directly in retained earnings (deficit) on the Consolidated Statements of Partnership Capital.
c) Disposition of the Australian Portion of our North American Rail Operation
On February 15, 2020, Brookfield Infrastructure, together with institutional partners, completed the sale of its 51% interest in the Australian operations of its North American rail infrastructure business for total consideration of approximately $420 million, of which approximately $40 million is attributable to our partnership. The total consideration includes deferred consideration of approximately $195 million. Our partnership recognized no gain or loss on disposition.